Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-03-06	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis
DETERMINATION OF NO ERRONEOUSLY AWARDED INCENTIVE-BASED COMPENSATION
As previously disclosed, the Company identified an error in the consolidated financial statements of prior periods that it concluded was not material to the previously issued financial statements. A summary of the error revisions to the impacted financial statement line items in the previously issued financial statements is set forth in Note 19 - Immaterial Financial Restatement to Prior Period Financial Statements to the Company’s consolidated financial statements included in the 2024 Form 10-K. The error revisions required a recovery analysis of incentive-based compensation under the Company’s Compensation Recoupment Policy. Updated results including the errors were entered into the previous calculations for bonuses and performance shares related to the applicable periods, which resulted in no change to the awarded amounts for any given year. Thus, it was determined that there was no erroneously awarded incentive-based compensation subject to recovery as a result of the errors in any given year.

Restatement does not require Recovery	The error revisions required a recovery analysis of incentive-based compensation under the Company’s Compensation Recoupment Policy. Updated results including the errors were entered into the previous calculations for bonuses and performance shares related to the applicable periods, which resulted in no change to the awarded amounts for any given year. Thus, it was determined that there was no erroneously awarded incentive-based compensation subject to recovery as a result of the errors in any given year.